Short-term trade and other payables current payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	€ 3,902	€ 3,646	€ 3,429
Increase decrease in trade and other current payables exchange rate	63	23
Increase decrease in trade and other current payables consolidation scope changes	(4)	(1)
Increase decrease in trade and other current payables other	198	195
Trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,781	1,698	1,663
Increase decrease in trade and other current payables exchange rate	29	13
Increase decrease in trade and other current payables consolidation scope changes	2	(2)
Increase decrease in trade and other current payables other	53	24
Trade payables [Member] | Trade payables item member [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,203	1,158	1,187
Increase decrease in trade and other current payables exchange rate	24	7
Increase decrease in trade and other current payables consolidation scope changes	2	(2)
Increase decrease in trade and other current payables other	20	(35)
Trade payables [Member] | Trade payables sent for reverse factoring [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	317	281	234
Increase decrease in trade and other current payables exchange rate	0	0
Increase decrease in trade and other current payables consolidation scope changes	0	0
Increase decrease in trade and other current payables other	35	48
Trade payables [Member] | Withholdings made from suppliers [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	261	259	€ 242
Increase decrease in trade and other current payables exchange rate	5	5
Increase decrease in trade and other current payables consolidation scope changes	0	0
Increase decrease in trade and other current payables other	€ (2)	€ 11